Current and long-term debt - KEXIM credit facility (Details)		1 Months Ended			12 Months Ended
	Jul. 18, 2014 USD ($)	May 31, 2020	Dec. 31, 2018	Feb. 28, 2014 USD ($) repayment_installment	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2015 vessel
Disclosure of detailed information about borrowings [line items]
Borrowings instrument term		5 years
Number of vessels | vessel					19	19
Debt outstanding					$ 2,415,326,000	$ 2,552,473,000
KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity				$ 429,600,000
Borrowings, Number Of Consecutive Semi-Annual Repayments Installments | repayment_installment				10
Net debt to capitalization ratio				0.60
Consolidated tangible net worth				$ 1,000,000,000.0
Cumulative positive net income				25.00%
Net proceeds of equity issuance				50.00%
Minimum ratio for fair value of vessels			155.00%
Repayments					16,900,000
Debt outstanding					$ 15,900,000	$ 199,000,000.0
KEXIM Credit Facility [Member] | Borrowings refinanced [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels					12	5
Repayments Of Borrowings, Unscheduled, Classified As Financing Activities					$ 166,100,000	$ 66,600,000
Write-offs of deferred financing fees related to repayment of debt					$ 200,000	$ 1,200,000
KEXIM Credit Facility- KEXIM Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity				$ 300,600,000
Borrowings instrument term				12 years
Borrowings Maturity, Term, After Delivery Date				12 years
KEXIM Credit Facility- Commercial Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity				$ 129,000,000.0
Borrowings instrument term				15 years
Borrowings Maturity, Term, After Delivery Date				6 years
Floating Rate Guaranteed Notes Due 2019 Member - KEXIM Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 125,250,000
Optional guarantee, term	5 years
Construction in progress [member] | Newbuilding Program [Member] | KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels purchased and delivered | vessel							18
Consolidated Liquidity Requirement - Scenario One [Member] | KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount				$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel				500,000
Consolidated liquidity requirement per each chartered-in vessel				$ 250,000
London Interbank Offered Rate (LIBOR) [Member] | KEXIM Credit Facility- KEXIM Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis				3.25%
London Interbank Offered Rate (LIBOR) [Member] | Later than one year and not later than five years [member] | KEXIM Credit Facility- Commercial Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis				3.25%
London Interbank Offered Rate (LIBOR) [Member] | Later than five years [member] | KEXIM Credit Facility- Commercial Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis				3.75%